Registration No. 033-28598

File No. 811-05724

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 52	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 53	[X]

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[X] On May 27, 2015 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On _____________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 52 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (File No. 811-05724) (the “Registration Statement”) incorporates by reference Parts A, B and C to the Registration Statement filed on March 25, 2015 in connection with Post-Effective Amendment No. 50. This Amendment is being filed for the sole purpose of designating May 27, 2015 as the new effective date for Post-Effective Amendment No. 50 filed on March 25, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of May, 2015.

Oppenheimer Global Strategic Income Fund

By: Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	May 26, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	May 26, 2015
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	May 26, 2015
Brian W. Wixted	Financial & Accounting Officer

Jon S. Fossel*	Trustee	May 26, 2015
Jon S. Fossel

Richard F. Grabish*	Trustee	May 26, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	May 26, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	May 26, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	May 26, 2015
Robert J. Malone

F. William Marshall, Jr.*	Trustee	May 26, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	May 26, 2015
Karen L. Stuckey

James D. Vaughn*	Trustee	May 26, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact